INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of Inventories

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials	2,362,396,325	3,761,044,855
Work-in-progress	1,059,864,518	2,623,043,767
Finished goods	4,954,674,986	6,868,263,204
Total	8,376,935,829	13,252,351,826